Shareholders' equity - Business Combinations (Details) R$ in Thousands, $ in Millions	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Mar. 04, 2023 BRL (R$)	Mar. 04, 2023 USD ($)
Disclosure of classes of share capital [line items]
HPX Liabilities		R$ 285,206
HPX net assets		R$ 373,153
HPX Corporation [Member]
Disclosure of classes of share capital [line items]
Cost of shares issued	R$ 146,741
Fair value of Earn-out shares	(44,240)
Adjusted cost of shares issued to HPX shareholders	102,501
HPX Assets	48,083
HPX Liabilities	49,676
HPX net assets			R$ (1,593)
Stock listing expense	R$ 100,909		R$ 100,900	$ 19.4